ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

October 28, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of Blue Current Global Dividend Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectus for the Funds, as filed on October 16, 2020 (SEC Accession No. 0001398344-20-020238).

Please contact me at 513.869.4327 with any questions. Thank you.

Sincerely,

/s/ Matthew J. Beck
Matthew J. Beck
Secretary